Shareholder Report	6 Months Ended	120 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	true
Amendment Description	Rational Dynamic Brands Class A was missing the expense example table.
Registrant Name	Mutual Fund & Variable Insurance Trust
Entity Central Index Key	0000810695
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000016090
Shareholder Report [Line Items]
Fund Name	Rational Dynamic Brands Fund
Class Name	Class A
Trading Symbol	HSUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Dynamic Brands Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	1.45%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 months	1 Year	5 Years	10 Years
Rational Dynamic Brands Fund
Without Load	13.24%	32.56%	14.01%	9.01%
With Load	7.86%	26.27%	12.90%	8.48%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
MSCI ACWI Gross (USD)	11.58%	19.92%	11.28%	8.99%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 71,562,493	$ 71,562,493
Holdings Count | Holding	24	24
Advisory Fees Paid, Amount	$ 267,352
InvestmentCompanyPortfolioTurnover	181.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$71,562,493 Number of Portfolio Holdings24 Advisory Fee $267,352 Portfolio Turnover181%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.8%
Money Market Funds	0.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000135444
Shareholder Report [Line Items]
Fund Name	Rational Dynamic Brands Fund
Class Name	Class C
Trading Symbol	HSUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Dynamic Brands Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$108	2.15%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Rational Dynamic Brands Fund	12.81%	31.62%	13.20%	8.32%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
MSCI ACWI Gross (USD)	11.58%	19.92%	11.28%	8.99%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 71,562,493	$ 71,562,493
Holdings Count | Holding	24	24
Advisory Fees Paid, Amount	$ 267,352
InvestmentCompanyPortfolioTurnover	181.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$71,562,493 Number of Portfolio Holdings24 Advisory Fee $267,352 Portfolio Turnover181%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.8%
Money Market Funds	0.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000016092
Shareholder Report [Line Items]
Fund Name	Rational Dynamic Brands Fund
Class Name	Institutional
Trading Symbol	HSUTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Dynamic Brands Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$60	1.19%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.19%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Rational Dynamic Brands Fund	13.36%	32.91%	14.32%	9.30%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
MSCI ACWI Gross (USD)	11.58%	19.92%	11.28%	8.99%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 71,562,493	$ 71,562,493
Holdings Count | Holding	24	24
Advisory Fees Paid, Amount	$ 267,352
InvestmentCompanyPortfolioTurnover	181.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$71,562,493 Number of Portfolio Holdings24 Advisory Fee $267,352 Portfolio Turnover181%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.8%
Money Market Funds	0.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000016036
Shareholder Report [Line Items]
Fund Name	Rational Equity Armor Fund
Class Name	Class A
Trading Symbol	HDCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Equity Armor Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	1.87%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.87%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 months	1 Year	5 Years	10 Years
Rational Equity Armor Fund
Without Load	9.19%	13.79%	6.91%	2.63%
With Load	3.97%	8.39%	5.87%	2.13%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
S&P 500® Value Index	5.79%	15.29%	11.89%	9.89%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 33,002,112	$ 33,002,112
Holdings Count | Holding	71	71
Advisory Fees Paid, Amount	$ 124,589
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$33,002,112 Number of Portfolio Holdings71 Advisory Fee $124,589 Portfolio Turnover86%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	76.4%
Exchange-Traded Funds	16.8%
Money Market Funds	4.8%
Purchased Options	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000135443
Shareholder Report [Line Items]
Fund Name	Rational Equity Armor Fund
Class Name	Class C
Trading Symbol	HDCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Equity Armor Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$129	2.58%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	2.58%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Rational Equity Armor Fund	8.83%	13.05%	6.16%	1.98%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
S&P 500® Value Index	5.79%	15.29%	11.89%	9.89%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 33,002,112	$ 33,002,112
Holdings Count | Holding	71	71
Advisory Fees Paid, Amount	$ 124,589
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$33,002,112 Number of Portfolio Holdings71 Advisory Fee $124,589 Portfolio Turnover86%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	76.4%
Exchange-Traded Funds	16.8%
Money Market Funds	4.8%
Purchased Options	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000016038
Shareholder Report [Line Items]
Fund Name	Rational Equity Armor Fund
Class Name	Institutional
Trading Symbol	HDCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Equity Armor Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$82	1.63%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.63%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Rational Equity Armor Fund	9.28%	14.01%	7.20%	2.89%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
S&P 500® Value Index	5.79%	15.29%	11.89%	9.89%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 33,002,112	$ 33,002,112
Holdings Count | Holding	71	71
Advisory Fees Paid, Amount	$ 124,589
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$33,002,112 Number of Portfolio Holdings71 Advisory Fee $124,589 Portfolio Turnover86%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	76.4%
Exchange-Traded Funds	16.8%
Money Market Funds	4.8%
Purchased Options	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000229366
Shareholder Report [Line Items]
Fund Name	Rational Real Assets Fund
Class Name	Class A
Trading Symbol	IGOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Real Assets Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	1.56%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.56%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 months	1 Year	Since Inception (August 18, 2021)
Rational Real Assets Fund
Without Load	4.64%	11.88%	3.11%
With Load	-1.42%	5.41%	1.01%
S&P 500® Index	15.29%	24.56%	9.53%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Aug. 18, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 2,976,636	$ 2,976,636
Holdings Count | Holding	67	67
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$2,976,636 Number of Portfolio Holdings67 Advisory Fee (net of waivers)$0 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000229367
Shareholder Report [Line Items]
Fund Name	Rational Real Assets Fund
Class Name	Class C
Trading Symbol	IGOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Real Assets Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$115	2.30%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.30%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Rational Real Assets Fund	S&P 500® Index
Aug-2021	$10,000	$10,000
Jun-2022	$9,085	$8,713
Jun-2023	$9,619	$10,420
Jun-2024	$10,677	$12,979

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	Since Inception (August 18, 2021)
Rational Real Assets Fund	4.31%	11.00%	2.31%
S&P 500® Index	15.29%	24.56%	9.53%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Aug. 18, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 2,976,636	$ 2,976,636
Holdings Count | Holding	67	67
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$2,976,636 Number of Portfolio Holdings67 Advisory Fee (net of waivers)$0 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000229365
Shareholder Report [Line Items]
Fund Name	Rational Real Assets Fund
Class Name	Institutional
Trading Symbol	IGOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Real Assets Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$66	1.31%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.31%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Rational Real Assets Fund	S&P 500® Index
Aug-2021	$10,000	$10,000
Jun-2022	$9,165	$8,713
Jun-2023	$9,806	$10,420
Jun-2024	$11,006	$12,979

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	Since Inception (August 18, 2021)
Rational Real Assets Fund	4.90%	12.24%	3.40%
S&P 500® Index	15.29%	24.56%	9.53%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Aug. 18, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 2,976,636	$ 2,976,636
Holdings Count | Holding	67	67
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$2,976,636 Number of Portfolio Holdings67 Advisory Fee (net of waivers)$0 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000212570
Shareholder Report [Line Items]
Fund Name	Rational Special Situations Income Fund
Class Name	Class A
Trading Symbol	RFXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Special Situations Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	2.00%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 months	1 Year	5 Years	10 Years
Rational Special Situations Income Fund
Without Load	5.03%	6.34%	3.44%	6.05%
With Load	0.06%	1.31%	2.44%	5.53%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%
Bloomberg U.S. Mortgage Backed Securities Index	-0.98%	2.12%	-0.76%	0.89%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 847,180,748	$ 847,180,748
Holdings Count | Holding	855	855
Advisory Fees Paid, Amount	$ 5,799,203
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$847,180,748 Number of Portfolio Holdings855 Advisory Fee (net of waivers)$5,799,203 Portfolio Turnover15%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	76.4%
Corporate Bonds	18.2%
Money Market Funds	4.9%
Preferred Stocks	0.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000212571
Shareholder Report [Line Items]
Fund Name	Rational Special Situations Income Fund
Class Name	Class C
Trading Symbol	RFXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Special Situations Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$136	2.74%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	2.74%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Rational Special Situations Income Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,549	$10,186	$10,228
Jun-2016	$10,593	$10,797	$10,672
Jun-2017	$11,830	$10,763	$10,666
Jun-2018	$13,433	$10,720	$10,682
Jun-2019	$14,627	$11,564	$11,346
Jun-2020	$14,680	$12,575	$11,989
Jun-2021	$15,505	$12,533	$11,939
Jun-2022	$14,966	$11,243	$10,861
Jun-2023	$15,813	$11,137	$10,696
Jun-2024	$16,694	$11,430	$10,922

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Rational Special Situations Income Fund	4.66%	5.57%	2.68%	5.26%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%
Bloomberg U.S. Mortgage Backed Securities Index	-0.98%	2.12%	-0.76%	0.89%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 847,180,748	$ 847,180,748
Holdings Count | Holding	855	855
Advisory Fees Paid, Amount	$ 5,799,203
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$847,180,748 Number of Portfolio Holdings855 Advisory Fee (net of waivers)$5,799,203 Portfolio Turnover15%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	76.4%
Corporate Bonds	18.2%
Money Market Funds	4.9%
Preferred Stocks	0.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000212569
Shareholder Report [Line Items]
Fund Name	Rational Special Situations Income Fund
Class Name	Institutional
Trading Symbol	RFXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Special Situations Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$88	1.75%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Rational Special Situations Income Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,656	$10,186	$10,228
Jun-2016	$10,805	$10,797	$10,672
Jun-2017	$12,192	$10,763	$10,666
Jun-2018	$13,982	$10,720	$10,682
Jun-2019	$15,375	$11,564	$11,346
Jun-2020	$15,596	$12,575	$11,989
Jun-2021	$16,633	$12,533	$11,939
Jun-2022	$16,215	$11,243	$10,861
Jun-2023	$17,301	$11,137	$10,696
Jun-2024	$18,442	$11,430	$10,922

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Rational Special Situations Income Fund	5.15%	6.59%	3.70%	6.31%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%
Bloomberg U.S. Mortgage Backed Securities Index	-0.98%	2.12%	-0.76%	0.89%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 847,180,748	$ 847,180,748
Holdings Count | Holding	855	855
Advisory Fees Paid, Amount	$ 5,799,203
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$847,180,748 Number of Portfolio Holdings855 Advisory Fee (net of waivers)$5,799,203 Portfolio Turnover15%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	76.4%
Corporate Bonds	18.2%
Money Market Funds	4.9%
Preferred Stocks	0.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000078667
Shareholder Report [Line Items]
Fund Name	Rational Strategic Allocation Fund
Class Name	Class A
Trading Symbol	RHSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Strategic Allocation Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 months	1 Year	5 Years	10 Years
Rational Strategic Allocation Fund
Without Load	20.89%	29.33%	7.75%	5.91%
With Load	15.18%	23.23%	6.72%	5.40%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 12,052,863	$ 12,052,863
Holdings Count | Holding	5	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$12,052,863 Number of Portfolio Holdings5 Advisory Fee (net of waivers)$0 Portfolio Turnover18%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	2.3%
Open End Funds	97.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000169251
Shareholder Report [Line Items]
Fund Name	Rational Strategic Allocation Fund
Class Name	Class C
Trading Symbol	RHSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Strategic Allocation Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$73	1.46%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.46%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (May 31, 2016)
Rational Strategic Allocation Fund	20.43%	28.41%	6.96%	6.57%
S&P 500® Index	15.29%	24.56%	15.05%	14.60%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		May 31, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 12,052,863	$ 12,052,863
Holdings Count | Holding	5	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$12,052,863 Number of Portfolio Holdings5 Advisory Fee (net of waivers)$0 Portfolio Turnover18%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	2.3%
Open End Funds	97.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000169252
Shareholder Report [Line Items]
Fund Name	Rational Strategic Allocation Fund
Class Name	Institutional
Trading Symbol	RHSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Strategic Allocation Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (May 31, 2016)
Rational Strategic Allocation Fund	21.04%	29.52%	8.00%	7.61%
S&P 500® Index	15.29%	24.56%	15.05%	14.60%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		May 31, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 12,052,863	$ 12,052,863
Holdings Count | Holding	5	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$12,052,863 Number of Portfolio Holdings5 Advisory Fee (net of waivers)$0 Portfolio Turnover18%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	2.3%
Open End Funds	97.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000047568
Shareholder Report [Line Items]
Fund Name	Rational Tactical Return Fund
Class Name	Class A
Trading Symbol	HRSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Tactical Return Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	2.25%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 months	1 Year	5 Years	10 Years
Rational Tactical Return Fund
Without Load	1.95%	4.78%	3.10%	-0.37%
With Load	-2.87%	-0.22%	2.11%	-0.85%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 97,590,328	$ 97,590,328
Holdings Count | Holding	19	19
Advisory Fees Paid, Amount	$ 917,551
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$97,590,328 Number of Portfolio Holdings19 Advisory Fee (net of waivers)$917,551 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	44.1%
Purchased Options	0.1%
U.S. Government & Agencies	55.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000169250
Shareholder Report [Line Items]
Fund Name	Rational Tactical Return Fund
Class Name	Class C
Trading Symbol	HRSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Tactical Return Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$150	3.00%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	3.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (May 31, 2016)
Rational Tactical Return Fund	1.60%	4.04%	2.31%	4.06%
S&P 500® Index	15.29%	24.56%	15.05%	14.60%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		May 31, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 97,590,328	$ 97,590,328
Holdings Count | Holding	19	19
Advisory Fees Paid, Amount	$ 917,551
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$97,590,328 Number of Portfolio Holdings19 Advisory Fee (net of waivers)$917,551 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	44.1%
Purchased Options	0.1%
U.S. Government & Agencies	55.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000047570
Shareholder Report [Line Items]
Fund Name	Rational Tactical Return Fund
Class Name	Institutional
Trading Symbol	HRSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Tactical Return Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$100	2.00%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Rational Tactical Return Fund	2.07%	5.07%	3.35%	-0.22%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 97,590,328	$ 97,590,328
Holdings Count | Holding	19	19
Advisory Fees Paid, Amount	$ 917,551
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$97,590,328 Number of Portfolio Holdings19 Advisory Fee (net of waivers)$917,551 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	44.1%
Purchased Options	0.1%
U.S. Government & Agencies	55.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000216242
Shareholder Report [Line Items]
Fund Name	Rational/Pier 88 Convertible Securities Fund
Class Name	Class A
Trading Symbol	PBXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational/Pier 88 Convertible Securities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.24%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 months	1 Year	5 Years	Since Inception (March 1, 2017)
Rational/Pier 88 Convertible Securities Fund
Without Load	2.75%	7.74%	5.30%	6.30%
With Load	-2.10%	2.58%	4.29%	5.60%
S&P 500® Index	15.29%	24.56%	15.05%	13.87%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.09%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Mar. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 138,496,341	$ 138,496,341
Holdings Count | Holding	42	42
Advisory Fees Paid, Amount	$ 468,833
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$138,496,341 Number of Portfolio Holdings42 Advisory Fee (net of waivers)$468,833 Portfolio Turnover61%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	17.8%
Convertible Bonds	62.0%
Money Market Funds	1.2%
Preferred Stocks	19.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000216243
Shareholder Report [Line Items]
Fund Name	Rational/Pier 88 Convertible Securities Fund
Class Name	Class C
Trading Symbol	PBXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational/Pier 88 Convertible Securities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.99%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Rational/Pier 88 Convertible Securities Fund	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
Mar-2017	$10,000	$10,000	$10,000
Jun-2017	$10,200	$10,180	$10,196
Jun-2018	$11,147	$11,643	$10,156
Jun-2019	$11,870	$12,856	$10,955
Jun-2020	$12,868	$13,821	$11,912
Jun-2021	$15,339	$19,459	$11,873
Jun-2022	$14,020	$17,393	$10,651
Jun-2023	$13,882	$20,801	$10,551
Jun-2024	$14,852	$25,909	$10,828

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (March 1, 2017)
Rational/Pier 88 Convertible Securities Fund	2.46%	6.99%	4.58%	5.54%
S&P 500® Index	15.29%	24.56%	15.05%	13.87%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.09%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Mar. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 138,496,341	$ 138,496,341
Holdings Count | Holding	42	42
Advisory Fees Paid, Amount	$ 468,833
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$138,496,341 Number of Portfolio Holdings42 Advisory Fee (net of waivers)$468,833 Portfolio Turnover61%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	17.8%
Convertible Bonds	62.0%
Money Market Funds	1.2%
Preferred Stocks	19.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000216241
Shareholder Report [Line Items]
Fund Name	Rational/Pier 88 Convertible Securities Fund
Class Name	Institutional
Trading Symbol	PBXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational/Pier 88 Convertible Securities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Rational/Pier 88 Convertible Securities Fund	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
Mar-2017	$10,000	$10,000	$10,000
Jun-2017	$10,241	$10,180	$10,196
Jun-2018	$11,296	$11,643	$10,156
Jun-2019	$12,158	$12,856	$10,955
Jun-2020	$13,266	$13,821	$11,912
Jun-2021	$15,956	$19,459	$11,873
Jun-2022	$14,738	$17,393	$10,651
Jun-2023	$14,729	$20,801	$10,551
Jun-2024	$15,968	$25,909	$10,828

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (March 1, 2017)
Rational/Pier 88 Convertible Securities Fund	2.96%	8.41%	5.60%	6.59%
S&P 500® Index	15.29%	24.56%	15.05%	13.87%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.09%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Mar. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 138,496,341	$ 138,496,341
Holdings Count | Holding	42	42
Advisory Fees Paid, Amount	$ 468,833
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$138,496,341 Number of Portfolio Holdings42 Advisory Fee (net of waivers)$468,833 Portfolio Turnover61%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	17.8%
Convertible Bonds	62.0%
Money Market Funds	1.2%
Preferred Stocks	19.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000172993
Shareholder Report [Line Items]
Fund Name	Rational/Resolve Adaptive Asset Allocation Fund
Class Name	Class A
Trading Symbol	RDMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational/Resolve Adaptive Asset Allocation Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	2.22%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.22%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 months	1 Year	5 Years	Since Inception (September 30, 2016)
Rational/Resolve Adaptive Asset Allocation Fund
Without Load	10.75%	12.24%	4.39%	3.42%
With Load	4.39%	5.77%	3.16%	2.63%
S&P 500® Index	15.29%	24.56%	15.05%	14.68%
MSCI ACWI Gross (USD)	11.58%	19.92%	11.28%	11.27%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Sep. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 85,766,318	$ 85,766,318
Holdings Count | Holding	69	69
Advisory Fees Paid, Amount	$ 695,552
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$85,766,318 Number of Portfolio Holdings69 Advisory Fee (net of waivers)$695,552 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	34.7%
U.S. Government & Agencies	65.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000172994
Shareholder Report [Line Items]
Fund Name	Rational/Resolve Adaptive Asset Allocation Fund
Class Name	Class C
Trading Symbol	RDMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational/Resolve Adaptive Asset Allocation Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	2.97%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	2.97%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (September 30, 2016)
Rational/Resolve Adaptive Asset Allocation Fund	10.33%	11.41%	3.62%	2.68%
S&P 500® Index	15.29%	24.56%	15.05%	14.68%
MSCI ACWI Gross (USD)	11.58%	19.92%	11.28%	11.27%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Sep. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 85,766,318	$ 85,766,318
Holdings Count | Holding	69	69
Advisory Fees Paid, Amount	$ 695,552
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$85,766,318 Number of Portfolio Holdings69 Advisory Fee (net of waivers)$695,552 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	34.7%
U.S. Government & Agencies	65.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000172995
Shareholder Report [Line Items]
Fund Name	Rational/Resolve Adaptive Asset Allocation Fund
Class Name	Institutional
Trading Symbol	RDMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational/Resolve Adaptive Asset Allocation Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$99	1.97%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.97%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Rational/Resolve Adaptive Asset Allocation Fund	10.89%	12.53%	4.66%	4.32%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
MSCI ACWI Gross (USD)	11.58%	19.92%	11.28%	8.99%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 85,766,318	$ 85,766,318
Holdings Count | Holding	69	69
Advisory Fees Paid, Amount	$ 695,552
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$85,766,318 Number of Portfolio Holdings69 Advisory Fee (net of waivers)$695,552 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	34.7%
U.S. Government & Agencies	65.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.